UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-24046 Date of Notification: August 14, 2026
2.	Exact name of Investment Company as specified in registration statement: GoldenTree Opportunistic Credit Fund
3.	Address of principal executive office: (number, street, city, state, zip code)

 GoldenTree Opportunistic Credit Fund

 300 Park Avenue, 21st Floor

 New York, NY 10022

4.	Check one of the following:
A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

/s/ Peter Alderman
Peter Alderman Secretary

GOLDENTREE OPPORTUNISTIC CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

August 14, 2026

Dear Shareholder,

The purpose of this notice is to inform you of the upcoming quarterly repurchase offer for GoldenTree Opportunistic Credit Fund (the “Fund”). If you have no need or desire to sell your shares this quarter, simply disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.

We extend this repurchase offer to provide some liquidity to shareholders, because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. Shares of the Fund can only be tendered for repurchase during one of the Fund’s scheduled quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to do so. The Fund is offering to repurchase 5% of its total shares during this repurchase offer period. If total repurchase requests exceed 5% of the Fund’s total shares, the Fund may (but is not obligated to) increase the number of shares that it is offering to repurchase by up to an additional 2% of its total shares. Note that if shares requested to be repurchased exceed the number offered for repurchase, the Fund will repurchase tendered shares on a pro rata basis. In the event of an oversubscribed repurchase offer, you may be unable to liquidate some or all of your investment and will have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase.

Any sale of shares to the Fund pursuant to this repurchase offer will generally be a taxable event. Consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time if you do not need or desire to sell your shares.

The repurchase offer period will begin on August 14, 2026, and end on September 8, 2026. If you wish to sell your shares during this repurchase offer period, you can do so in one of the following two ways:

If your shares are held at your financial advisor, broker, dealer or other financial intermediary, please ask your financial advisor, broker, dealer or other financial intermediary to submit a repurchase request for you. Your financial advisor broker, dealer or other financial intermediary may have different requirements for making a repurchase request during the repurchase offer period. None of the Fund, the Fund’s distributor, the Fund’s investment advisor or any of its affiliates, is responsible for any errors committed by your financial advisor, broker, dealer or other financial intermediary in submitting a Repurchase Request Form for you. A shareholder who holds shares through a financial adviser, broker, dealer or other financial intermediary should NOT submit the attached form to the Fund.

If you have a direct account held with the Fund, please complete, sign and date the enclosed Repurchase Request Form. In order to process your request, it must be received in good order by the Fund’s transfer agent, State Street Bank and Trust by 4:00 p.m., Eastern Time, on Tuesday, September 8, 2026 to be effective.

For informational purposes, on August 7, 2026, the net asset value per share of each outstanding class of shares of the Fund was:

Class I (GTPIX) – $10.26

Class T (GTPTX) – $10.17

Shareholders should realize that the net asset value of the Fund (and therefore the net asset value of the shares held by each shareholder) likely will change between August 7, 2026 (the most recent date as of which net asset value is available) and September 8, 2026, when the value of the shares tendered to the Fund will be determined for purposes of calculating the purchase price of such shares. Any tendering shareholders that wish to obtain the most current net asset value of their shares on this basis should contact the Fund at 212-847-3527.

Class C Shareholders who tender for repurchase Class C Shares that have been held for less than one year (365 days) after purchase, as of the time of repurchase, will be subject to an early withdrawal charge of 1.00% of original purchase price.

All repurchase requests must be received in good order by 4:00 p.m., Eastern Time, on Tuesday, September 8, 2026 to be effective. Shareholders must submit one request form for each class they wish to redeem.

If you have questions, please call your financial advisor or the Fund at 212-847-3527.

Sincerely,

GoldenTree Opportunistic Credit Fund

GOLDENTREE OPPORTUNISTIC CREDIT FUND

REPURCHASE OFFER STATEMENT

August 14, 2026

1. The Offer. GoldenTree Opportunistic Credit Fund (the “Fund”) is offering to repurchase for cash up to 5% of its issued and outstanding common shares of beneficial interest (the “Shares”) as of the Repurchase Request Deadline (as defined below) (the “Repurchase Offer Amount”) at a price equal to the net asset value (“NAV”) of the applicable class of Shares as of the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time) (“NYSE Close”) on the Repurchase Pricing Date (as defined below), upon the terms and conditions set forth herein, which terms constitute the “Offer”.

The purpose of the Offer is to provide liquidity to shareholders of the Fund since no secondary market exists for these Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The Fund does not currently charge a transaction fee to repurchase Shares. However, if your Shares are held for you by your financial adviser, broker/dealer, financial intermediary or other nominee (“Financial Intermediary”), such Financial Intermediary may charge a transaction fee for submitting a repurchase request for you.

2. Net Asset Value. The NAV per Share of Class I Shares and Class T Shares of the Fund as of the NYSE Close on August 7, 2026 was $10.26 and $10.17, respectively.

You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate, and the NAV of the Shares on the Repurchase Pricing Date could be lower or higher than the NAV of the Shares on the date you submit your repurchase request. You may contact the Fund at 212-847-3527 for the Fund’s most current NAV per Share.

3. Repurchase Request Deadline. If you have a direct shareholder account held with the Fund, your Repurchase Request Form must be received in properly completed form by the Fund’s transfer agent, State Street Bank and Trust (the “Transfer Agent”), at the address indicated therein on or before the NYSE Close on September 8, 2026 (the “Repurchase Request Deadline”). If you hold your Shares through a Financial Intermediary, you will need to ask your Financial Intermediary to submit a repurchase request on your behalf by the Repurchase Request Deadline. Your Financial Intermediary will tender the Shares you wish to tender to the Fund on your behalf.

The Repurchase Request Deadline will be strictly observed. If (i) you fail to submit your repurchase request in properly completed form to the Transfer Agent, or in the form requested by your Financial Intermediary, by the Repurchase Request Deadline or (ii) your Financial Intermediary fails to submit your request to the Fund by the Repurchase Request Deadline or such later time as may be agreed to by the Fund and such Financial Intermediary, then the Fund will not repurchase your Shares in the Offer. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline as described in paragraph 8 below.

4. Repurchase Pricing Date. The Fund anticipates that the NAV per Share for the Offer will be determined as of the NYSE Close on September 8, 2026 (the “Repurchase Pricing Date”), the same date as the Repurchase Request Deadline. In any event, the NAV per Share for the Offer must be determined no later than fourteen days (or the next business day, if the 14th day is not a business day) following the Repurchase Request Deadline.

If the Fund elects to use a Repurchase Pricing Date that is later than the Repurchase Request Deadline, there is a risk that the NAV per Share will fluctuate between those dates.

5. Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to the Offer will be made on a day (the “Payment Date”) not later than seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the purchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment. Shares tendered pursuant to the Offer will earn dividends declared to shareholders of record only through the Repurchase Request Deadline.

6. Early Withdrawal Charge. Class C Shareholders who tender for repurchase Class C Shares that have been held for less than one year (365 days) after purchase, as of the time of repurchase, will be subject to an early withdrawal charge of 1.00% of original purchase price.

7. Change in Number of Shares Repurchased; Pro Rata Repurchase. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and conditions of the Offer, purchase all Shares so tendered. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is greater than the Repurchase Offer Amount, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus two percent (2%) of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all the shares that you wish to tender, and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. Your shares may be subject to NAV fluctuation during the period between quarterly repurchase offers.

8. Modification or Withdrawal of Shares to be Repurchased. If your Shares are held at your Financial Intermediary, repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to your Financial Intermediary. In the event you decide to modify or withdraw your tender, you should provide your Financial Intermediary with sufficient notice prior to the Repurchase Request Deadline. If you have a direct shareholder account held with the Fund (i.e., you receive account statements directly from the Fund), repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to the Transfer Agent at the address indicated in the enclosed Repurchase Request Form, and the Transfer Agent must receive the notice before the Repurchase Request Deadline.

9. Repurchase Fees. The Fund will not charge a repurchase fee on Shares that are accepted for repurchase in the Offer. The Fund is, however, permitted to charge a repurchase fee of up to 2% of the value of the Shares repurchased in a repurchase offer, and may choose to introduce a repurchase fee for subsequent repurchase offers at any time. Such repurchase fee would be reasonably intended to compensate the Fund for expenses directly related to the repurchase. Additionally, if your Shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.

10. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone the Offer only by a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, and only: (a) if making or effecting the Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”); (b) for any period during which the NYSE or any other market in which any securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Fund shareholders. You will be notified if the Fund suspends or postpones the Offer.

11. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the Offer. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by you.

12. Requests for Repurchase in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding on all parties. None of the Fund, the Transfer Agent or any other person will (i) be under any duty to give notification of any defects or irregularities in any notice of withdrawal, or (ii) incur any liability for failure to give any such notification. Any Shares timely and properly withdrawn will be deemed not duly tendered for purposes of the Offer. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund’s interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

None of the Fund, the Fund’s investment adviser, the Fund’s transfer agent, the Fund’s distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, its Board of Trustees, its investment adviser or any affiliates of the foregoing make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares pursuant to the Offer. Each shareholder of the Fund is urged to read and evaluate the Repurchase Offer Statement and Repurchase Request Form (in the case of direct shareholders) carefully. Each shareholder must make its own independent decision whether to tender Shares pursuant to the Offer and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to the Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Fund’s current Prospectus or Statement of Additional Information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund or its affiliates.

Shares tendered pursuant to the Offer will earn dividends declared to shareholders of record only through the Repurchase Request Deadline.

For the Fund’s most current NAV and other information, please contact your Financial Intermediary who holds your Shares or contact the Fund directly at 212-847-3527.

Date: August 14, 2026

REPURCHASE OFFER REQUEST FORM

GoldenTree Opportunistic Credit Fund

Repurchase Pricing Date: September 8, 2026	Repurchase Request Deadline: September 8, 2026

PARTS 1, 2, 3, AND 5 MUST BE COMPLETED AND RECEIVED BY 4:00PM EASTERN STANDARD TIME ON SEPTEMBER 8, 2026 FOR REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE SEND THIS FORM VIA PHYSICAL MAIL OR EMAIL TO:

State Street Bank and Trust Company

Attention: GoldenTree Opportunistic Credit Fund

1776 Heritage Drive, Mailstop JAB0340

North Quincy, MA 02171

For questions, please contact your financial advisor or email GoldenTreeReporting@goldentree.com or call (212) 847-3527.

Email Address: GoldenTreeTA_INQ@statestreet.com

PLEASE CONTACT YOUR FINANCIAL INTERMEDIARY BEFORE SUBMITTING YOUR REPURCHASE REQUEST TO ENSURE TIMELY PROCESSING.

PART 1 – NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

Advisor Account #:
Advisor Name:
Advisor Address
Advisor City, State, Zip
Advisor Telephone Number:

FOR CUSTODIAL ACCOUNTS ONLY
Custodial Account #:
Custodian Name:
Custodian Address:
Custodian City, State, Zip:
Custodian Telephone Number:

PART 2 – AMOUNT OF SHARES OF THE FUND BEING REPURCHASED:

☐ Entire amount of your Fund shares

-or-

☐ Portion of your Fund shares

Number of Shares: _____________________
Class of Shares: _______________________

NOTE: If you invest in the Fund through a financial intermediary, that financial intermediary may require alternate payment and/or delivery instructions, notwithstanding your request herein. Please contact your financial intermediary before submitting your repurchase request to ensure timely processing.

PART 3 – PAYMENT

Please Deliver All Proceeds via the Following:

☐	Deliver All Proceeds via Check to Shareholder Address
☐	Deliver All Proceeds via Wire to Bank Account on Record.
☐	Deliver All Proceeds via Wire to New Bank Instructions provided in Part 4 below.

PART 4 – NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

PART 5 - SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

IF REQUIRED, PLACE SIGNATURE GUARANTEE BELOW:

PLEASE CONTACT YOUR FINANCIAL INTERMEDIARY BEFORE SUBMITTING YOUR REPURCHASE REQUEST TO ENSURE TIMELY PROCESSING.

A SHAREHOLDER MAY WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE SHARES AT ANY TIME PRIOR TO 4PM EASTERN TIME ON SEPTEMBER 8, 2026 BUT NOT THEREAFTER.